Stock-Based Compensation (Rollforward Of Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding) (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation [Abstract]
Beginning balance, shares subject to option	9,654	9,727
Granted, shares subject to option	34	2,176
Exercised, shares subject to option	(404)	(466)
Forfeited, shares subject to option	(1,319)	(1,783)
Expired, shares subject to option
Ending Balance, shares subject to option	7,965	9,654
Exercisable as of December 31, 2011, shares subject to option	5,138
Beginning balance, weighted-average exercise price	$ 13.23	$ 14.05
Granted, weighted-average exercise price	$ 13.08	$ 14.17
Exercised, weighted-average exercise price	$ 3.82	$ 4.33
Forfeited, weighted-average exercise price	$ 19.28	$ 21.18
Expired, weighted-average exercise price
Ending Balance, weighted-average exercise price	$ 12.70	$ 13.23
Exercisable as of December 31, 2011, weighted-average exercise price	$ 14.17